UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 10-D

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                    July 1, 2006 to August 1, 2006


       Commission File Number of issuing entity: 333-129480-27


                      Lehman Mortgage Trust 2006-4
        (Exact name of issuing entity as specified in its charter)


             Commission File Number of depositor: 333-129480


                 Structured Asset Securities Corporation
           (Exact name of depositor as specified in its charter)


                     Lehman Brothers Holdings, Inc
            (Exact name of sponsor as specified in its charter)


                                New York
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                             Not Applicable
                  (I.R.S. Employer Identification No.)


              745 Seventh Ave., 7th Floor, New York, New York         10019
(Address of principal executive offices of the issuing entity)     (Zip Code)

                             (212) 526-7000
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class 1-A1       [ ]             [ ]             [X]              ___________

Class 1-A2       [ ]             [ ]             [X]              ___________

Class 1-A3       [ ]             [ ]             [X]              ___________

Class 1-A4       [ ]             [ ]             [X]              ___________

Class 2-A1       [ ]             [ ]             [X]              ___________

Class 2-A2       [ ]             [ ]             [X]              ___________

Class 3-A1       [ ]             [ ]             [X]              ___________

Class 4-A1       [ ]             [ ]             [X]              ___________

Class 5-A1       [ ]             [ ]             [X]              ___________

Class 1-B1       [ ]             [ ]             [X]              ___________

Class 1-B2       [ ]             [ ]             [X]              ___________

Class 1-B3       [ ]             [ ]             [X]              ___________

Class 2-B1       [ ]             [ ]             [X]              ___________

Class 2-B2       [ ]             [ ]             [X]              ___________

Class 2-B3       [ ]             [ ]             [X]              ___________

Class AP1        [ ]             [ ]             [X]              ___________

Class AP2        [ ]             [ ]             [X]              ___________

Class AX1        [ ]             [ ]             [X]              ___________

Class AX2        [ ]             [ ]             [X]              ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

On August 25, 2006, a distribution was made to holders of Lehman Mortgage Trust 2006-4. The distribution report is attached as an exhibit to this form 10-D. Please see Item 9(b), Exhibit 1, for the related information.



PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

On July 31, 2006, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act:

                Class           Initial Principal Balance

                Class 1B4       $1,043,000
                Class 1B5       $  759,000
                Class 1B6       $  664,178
                Class 2B4       $  499,000
                Class 2B5       $  375,000
                Class 2B6       $  374,739

The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.


Item 9. Exhibits.

(a) Distribution Date Statement

(b) Ex.1 - Distribution and Pool Performance Information (each of the data elements specified in Item 1121(a)(11), (12) and (14) of Regulation AB);



SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



                                               _____________________________
                                                       (Depositor)


Date: _______________                          _____________________________
                                                       (Signature)**



                                      [OR]


                                                Lehman Mortgage Trust 2006-4
                                                _____________________________
                                                       (Issuing entity)



Date: August 30, 2006                      By:    Aurora Loan Services LLC
     _________________                          _____________________________
                                                       (Servicer)**


                                                  /s/ E. Todd Whittemore
                                                _____________________________
                                                      E. Todd Whittemore,
                                                   Executive Vice President



*   See General Instruction E to Form 10-D.

** Print the name and title of each signing officer under his or her signature.